RESERVES (Details) ¥ in Millions		12 Months Ended
	Jan. 31, 2018 CNY (¥) item	Dec. 31, 2018 CNY (¥)	Feb. 25, 2019 shares
RESERVES
Decrease of share premium		¥ 444
Number of investors who sold their shares | item	8
Number of shares issued | shares			2,118,874,715
Red Cliff Carbon Co., Ltd
RESERVES
Ownership interest		77.65%
Harbin Bingdong Light Logistics Co., Ltd
RESERVES
Ownership interest		51.00%
Target Companies
RESERVES
Consideration transferred	¥ 2,100
Fair value of investment	¥ 12,700
Carrying values of the Transferors' non-controlling interests derecognized, and were transferred to capital reserve		¥ 10,700